Annual Fund Operating Expenses - Lisanti Small Cap Growth Fund - Lisanti Small Cap Growth Fund shares	May 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.11%
Expenses (as a percentage of Assets)	3.06%